SIGNIFICANT ACCOUNTING POLICIES (Schedule of Impact of IFRS 15) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Accumulated deficit	$ (83,024)	$ (104,563)
Current Liabilities
Deferred revenues	461	4,927
Total revenues	90,784	79,559	$ 55,958
Financial expenses	(340)	(162)	(126)
Net income	$ 22,296	6,901	$ (6,733)
Before implementation of IFRS 15 [Member]
Statement Line Items [Line Items]
Accumulated deficit		(104,563)
Current Liabilities
Deferred revenues		1,129
Total revenues		113,652
Financial expenses		(280)
Net income		21,539
Difference [Member]
Statement Line Items [Line Items]
Accumulated deficit		(757)
Current Liabilities
Deferred revenues
Total revenues		817
Financial expenses		(60)
Net income		757
According to IFRS 15 [Member]
Statement Line Items [Line Items]
Accumulated deficit		(105,320)
Current Liabilities
Deferred revenues		1,129
Total revenues		114,469
Financial expenses		(340)
Net income		$ 22,296